Recoverable direct taxes, charges and contributions (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Direct Taxes Charges And Contributions
Schedule of direct taxes, fees and contributions recoverable

 Schedule of direct taxes, fees and contributions recoverable

	2021	2020

Recoverable direct taxes, charges and contributions	2,042,361	2,698,239

Income tax (IR) and social contribution (CS) (i)	807,096	381,905
PIS / COFINS (ii)	1,164,772	2,253,545
Other	70,493	62,789

Current portion	(1,311,906)	(1,421,112)
Non-current portion	730,455	1,277,127

(i)

Income tax and social contribution amounts are mainly related to other income tax and social contribution credits from previous years, whose current estimated term for use is later than 12 months.

In September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. Although the aforementioned decision is still pending publication, as well as the specific TIM lawsuit is still pending judgment, TIM recorded its best estimate to date, in the amount of R$ 547 million, since the likelihood of a favorable outcome for the Company becomes probable.

(ii)	The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself), with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases. According to the Company’s internal assessment, we expect to use these credits by the 2nd quarter of 2022.